BUSINESS COMBINATION (Details Narrative) - USD ($) $ in Thousands			12 Months Ended
	Oct. 13, 2021	Oct. 13, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Long term debt			$ 10,839
Business Combination, Acquisition Related Costs			$ 37,422	$ 28,844
Minimum [Member]
Business Acquisition [Line Items]
Property, Plant and Equipment, Useful Life	6 years
Maximum [Member]
Business Acquisition [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Gix Media [Member]
Business Acquisition [Line Items]
Debt instrument face amount	$ 9,500	$ 9,500
Line of credit	3,500	3,500
Long term debt	$ 6,000	$ 6,000
Cortex Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisition, Description of Acquired Entity	Gix Media acquired 70% (on a fully diluted basis) of the shares of Cortex (“Cortex Transaction”), a private company operating in the field of online media and advertising. In consideration for Cortex Transaction, Gix Media paid NIS 35 million in cash (approximately $11 million), out of which an amount of $0.5 million was deposited in trust for a period of 12 months from the closing date
Business acquisition percentage	30.00%
Business acquisition diluted basic percentage	100.00%
Business combination fair value of the non-controlling interests, description		The fair value of the non-controlling interests is derived from the valuation of 100% of the shares of Cortex less the consideration paid upon acquiring 70% of Cortex’s shares.
Business Combination, Acquisition Related Costs		$ 197